SHARE-BASED COMPENSATION (Stock options and restricted share units Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD shares	Jan. 01, 2017 USD ($) shares	Jan. 01, 2017 CAD shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares issuable pursuant to the exercise of stock options and vesting of Treasury RSUs for the plan (in shares) | shares		12,000,632
Number of shares remained authorized for future issuance under the plan (in shares) | shares		1,278,661
Outstanding options exercisable (in shares) | shares		599,562		468,813
Weighted average exercise price of outstanding options exercisable (in CAD per share) | CAD		CAD 26.68		CAD 19.43
Weighted average share price at date of exercise (in CAD per share) | CAD		CAD 39.23		CAD 37.32
Weighted average fair value of options granted (in dollars per share) | $	$ 5.15		$ 4.07
Compensation expense included in selling, general and administrative expenses and cost of sales | $	$ 16,065,000		$ 15,756,000
Treasury RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years	5 years
Percentage of awards contingent on achievement of performance conditions	50.00%	50.00%
Number of outstanding shares vested (in shares) | shares	0	0	0	0
Compensation expense included in selling, general and administrative expenses and cost of sales | $	$ 900,000		$ 800,000
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses and cost of sales | $	$ 3,800,000		$ 3,700,000
Non-Treasury RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
Number of outstanding shares vested (in shares) | shares	0	0	0	0
Compensation expense included in selling, general and administrative expenses and cost of sales | $	$ 11,200,000		$ 11,100,000
Percentage of awards dependent on performance conditions	100.00%	100.00%
Ratio of awards that can vest to the actual number of shares awarded	2	2